Note 3 - Summary of Significant Accounting Policies: Revenue Recognition (Policies)	6 Months Ended
Feb. 28, 2015
Policies
Revenue Recognition

Revenue Recognition

Revenue from restaurant sales is recognized when food and beverage products are sold. The Company reports revenue net of sales and use taxes collected from customers and remitted to governmental taxing authorities.